Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
Significant Accounting Policies [Abstract]
Disclosure of expected loss rates
The Group applies the following expected loss rates for the financial year ended March 31:

Days past due	2021	2020	2019
0 – 3 months	0%	0%	0%
3 – 6 months	25%	25%	25%
6 – 9 months	50%	50%	50%
9 – 12 months	75%	75%	75%
>12 months	100%	100%	100%

Disclosure of restatement on the consolidated statement of financial position due to change in presentation of warrants
This change in presentation of the warrants resulted in the following impact to the Consolidated Statement of Financial Position:

		As of March 31
(EUR thousand)	Notes	2021
		As previously reported	Adjustments	Restated
ASSETS
Non-current assets
		709,888	—	709,888
Current assets
		251,264	—	251,264
Total assets		961,152	—	961,152
EQUITY AND LIABILITIES
Equity attributable to owners of the parent
Other reserves	23	(959,082)	(20,123)	(979,205)
Accumulated losses		(742,836)	(10,856)	(753,692)
		(76,390)	(30,979)	(107,369)
Non-controlling interests	24	6,779	—	6,779
Total equity		(69,611)	(30,979)	(100,590)
Liabilities
Non-current liabilities
		779,556	—	779,556
Current liabilities
Warrant liabilities	43	—	30,979	30,979
		251,207	30,979	282,186

Total liabilities		1,030,763	30,979	1,061,742
Total equity and liabilities		961,152	—	961,152

Disclosure of restatement on the consolidated statement of loss due to change in presentation of warrants	This change in presentation of the warrants resulted in the following impact to the Consolidated Income Statement, with the earnings per share information also being restated for this item and to correct the allocation of income between the two classes of shares. Additionally, basic and diluted preference shares have been adjusted to reflect the correct number of weighted average shares outstanding.

		For the financial year ended March 31
(EUR thousand)	Notes	2021
		As previously reported	Adjustments	Restated
Operating expenses	7	(475,238)	(10,856)	(486,094)
Operating (Loss) / Profit		(430,542)	(10,856)	(441,398)
(Loss) / Profit before tax		(454,506)	(10,856)	(465,362)
(Loss) / Profit for the year		(423,529)	(10,856)	(434,385)
(Loss) / Profit attributable to:
Owners of the parent		(422,116)	(10,856)	(432,972)
(Loss) / Profit for the year		(423,529)	(10,856)	(434,385)
Basic and diluted (loss) / profit per ordinary share	14	(2.30)	(0.05)	(2.35)
Basic and diluted (loss) / profit per preference share	14	(2.73)	1.06	(1.67)

Disclosure of restatement on the consolidated statement of comprehensive income/(loss) due to the change in presentation of warrants
This change in presentation of the warrants resulted in the following impact to the Consolidated Statement of Comprehensive Income / (Loss):

		For the financial year ended March 31
(EUR thousand)	Notes	2021
		As previously reported	Adjustments	Restated
(Loss) / Profit for the year		(423,529)	(10,856)	(434,385)
Other comprehensive income / (loss) for the year, net of tax		4,280	—	4,280
Total comprehensive (loss) / income for the year		(419,249)	(10,856)	(430,105)

Attributable to:
Owners of the parent		(417,188)	(10,856)	(428,044)
Total comprehensive (loss) / income for the year		(419,249)	(10,856)	(430,105)

Disclosure of restatement on the consolidated statement of cash flows due to change in presentation of warrants
This change in presentation of the warrants resulted in the following impact to the Consolidated Statement of Cash Flows:

		For the financial year ended March 31
(EUR thousand)	Notes	2021
		As previously reported	Adjustments	Restated
(Loss) / Profit before tax		(454,506)	(10,856)	(465,362)
Other non-cash items	34	7,624	10,856	18,480
= Net cash from / (used in) operating activities (A)		(103,146)	—	(103,146)
= NET CHANGE IN CASH AND CASH EQUIVALENTS		(42,472)	—	(42,472)

Disclosure of restatement on the consolidated statement of changes in equity due to change in presentation of warrants
This change in presentation of the warrants resulted in the following impact to the Consolidated Statement of Changes in Equity:

As of March 31, 2021		As previously reported					Adjustments.					Restated
(€ thousands)	Notes	Warrants	Accumulated losses	Equity	Non-controlling interests	Total equity	Warrants	Accumulated losses	Equity	Non-controlling interests	Total equity	Warrants	Accumulated losses	Equity	Non-controlling interests	Total equity
Balance as of April 1, 2020	23	—	(317,195)	63,121	8,376	71,497	—	—	—	—	—	—	(317,195)	63,121	8,376	71,497
Loss for the year		—	(422,116)	(422,116)	(1,413)	(423,529)	—	(10,856)	(10,856)	—	(10,856)	—	(432,972)	(432,972)	(1,413)	(434,385)
Total comprehensive income / (loss)		—	(422,116)	(417,188)	(2,061)	(419,249)	—	(10,856)	(10,856)	—	(10,856)	—	(432,972)	(428,044)	(2,061)	(430,105)
Equity award issuance costs		20,196	—	135,309	—	135,309	(20,196)	—	(20,196)	—	(20,196)	—	—	115,113	—	115,113
Exercises of warrants		(72)	—	1,068	—	1,068	72	—	72	—	72	—	—	1,140	—	1,140
Total contribution by and distribution to owners of the parent, recognized directly in Equity		20,124	(1,194)	353,664	(155)	353,509	(20,124)	—	(20,124)	—	(20,124)	—	(1,194)	333,540	(155)	333,385
Total transactions with owners of the parent, recognized directly in Equity		—	(2,331)	(2,331)	619	(1,712)	—	—	1	—	1	—	(2,331)	(2,330)	619	(1,711)
Balance as of March 31, 2021	23	20,124	(742,836)	(76,390)	6,779	(69,611)	(20,124)	(10,856)	(30,979)	—	(30,979)	—	(753,692)	(107,369)	6,779	(100,590)